dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 08, 2024	Oct. 01, 2019	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Dividends per share
Dividends per share	$ 0.3761		$ 0.3761	$ 0.3636	$ 0.3636	$ 0.3511	$ 0.3511	$ 0.3386	$ 0.3386	$ 0.3274	$ 1.4544	$ 1.3557
Dividends declared			$ 550	$ 529	$ 526	$ 506	$ 502	$ 480	$ 467	$ 450	$ 2,111	$ 1,899
Dividend reinvestment in common shares											$ 702	$ 639
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%